Events after the reporting period	6 Months Ended
Jun. 30, 2023
Events after the reporting period
Events after the reporting period

19.   Events after the reporting period

On July 25, 2023, the Board approved an interim cash dividend of $0.10 per ordinary share. The interim cash dividend will be paid on September 28, 2023 to shareholders of record on September 14, 2023.

On July 25, 2023, the Board approved an interim cash dividend on the annual 9% dividend of the preferred shares. The interim cash dividend will be paid on September 28, 2023 to shareholders of record on September 14, 2023.